File Nos. 333-213191/811-04909

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 9	[X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 39	[X]
(Check appropriate box or boxes.)

SYMETRA SEPARATE ACCOUNT SL
(Exact Name of Registrant)
Symetra Life Insurance Company
(Name of Depositor)
777 108th Ave NE, Suite 1200 Bellevue, WA 98004
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code (425) 256-8000
Name and Address of Agent for Service

Rachel Dobrow Stone
Symetra Life Insurance Company
Senior Counsel
777 108th Ave NE, Suite 1200
Bellevue, Washington 98004

Approximate date of Proposed Public Offering: _________________

It is proposed that this filing will become effective:

Immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	On March 19, 2021, pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a) (1) of Rule 485
On pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 9 (“Amendment”) to the Registration Statement on Form N-6 for Symetra Separate Account SL is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 8 to March 19, 2021. This Amendment incorporates by reference the Prospectus, Statement of Additional information and Part C contained in Post-Effective Amendment No. 8 as filed with the Securities and Exchange Commission on December 23, 2020 (ACCESSION NUMBER: 0000806180-20-000027).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on this 19th day of February, 2021.

                    Symetra Separate Account SL
                        Registrant

                    By:    Symetra Life Insurance Company

                    By:    Margaret A. Meister
                        Margaret A. Meister, Director

                    Symetra Life Insurance Company
                        Depositor

                    By:    Margaret A. Meister
                        Margaret A. Meister, Director

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated above.

NAME                            TITLE

Tommie D. Brooks                Director, Chief Financial Officer,
Tommie D. Brooks     Executive Vice President (Principal Accounting Officer & Principal Financial Officer)

Mark E. Hunt                     Director, Chief Investment Officer and Executive Vice President
Mark E. Hunt

Margaret A. Meister                 Director and President (Principal Executive Officer)
Margaret A. Meister

Muneo Sasagawa                    Director
Muneo Sasagawa

Tetsuya Sho                    Director
Tetsuya Sho

Jon S. Stenberg                    Director and Executive Vice President
Jon S. Stenberg

Jacqueline M. Veneziani                Director, General Counsel, Senior Vice President and Secretary
Jacqueline M. Veneziani